TRADE AND OTHER RECEIVABLES (Tables)	12 Months Ended
Jun. 30, 2020
Trade and other receivables [abstract]
Disclosure of detailed information of trade and other receivables explanatory [table text block]
Amounts in R million	2020	2019

Trade receivables	23.1	-
Value Added Tax	83.5	42.0
Other receivables [1]	17.3	25.3
Prepayments	25.1	5.5
Allowance for impairment	(2.6)	(4.9)
	146.4	67.9
[1] Other receivables consist of a number of individually insignificant amounts receivable

The balances of counterparties who have been assessed as being credit impaired at reporting date
	2020		2019
Amounts in R million	Non-credit impaired	Credit impaired	Non-credit impaired	Credit impaired

Trade receivables	23.1	-	-	-
Other receivables	14.7	2.6	23.2	2.1
	37.8	2.6	23.2	2.1

Loss allowance	-	(2.6)	(2.8)	(2.1)

Movement in the allowance for impairment in respect of trade and other receivables
Amounts in R million	2020	2019

Balance at the beginning of the year	(4.9)	(9.2)
Impact of adopting IFRS 9 on July 1, 2018
Impairment recognised on other receivables included in operating costs	-	(3.2)
Balance at the beginning of the year after adoption of IFRS 9 Financial Instruments	(4.9)	(12.4)
Credit loss allowance/impairments recognised included in operating costs	(0.2)	(3.1)
Credit loss allowance/impairments reversed included in operating costs	0.4	5.3
Credit loss allowance written off against related receivable	2.1	5.3
Balance at the end of the year	(2.6)	(4.9)

Market Risk
Figures in USD million	2020	2019

Foreign denomination of trade receivables at June 30	1.3	-

A 10% strengthening of the Rand against the US Dollar at 30 June would have increased/(decreased) equity and profit/(loss) by the amounts shown below. This analysis assumes that all other variables remain constant.

Amounts in R million	2020	2019

Strengthening of the Rand against the US Dollar	(2.3)	-
Weakening of the Rand against the US Dollar	2.3	-